Note 10 - Commitments and Contingencies Other Contingencies (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies
Site Contingency, Accrual, Assumptions		Our environmental liabilities are estimates using internal and third-party assessments and available information to date. It is possible these estimates will change as additional information becomes available.
Indemnification deductible		$ 1
Additions		8	$ 25
Expenditures		(19)	(24)
XTO Energy Inc. v. QEP Field Services Company
Loss Contingencies
Loss Contingency, Lawsuit Filing Date	January 30, 2014
Receivables from Customers		31
Fuel Spill Remediation Site Two
Loss Contingencies
Balance at December 31, 2016		16	27	$ 25
Additions		7	24
Expenditures		(18)	(22)
Insurance Settlements Receivable		0
Proceeds from Insurance Settlement, Operating Activities		0
Other Liabilities
Loss Contingencies
Balance at December 31, 2016		6	6	7
Additions		1	1
Expenditures		$ (1)	(2)
Omnibus Agreement
Loss Contingencies
Years to identify conditions after the date of purchase (years)		5 years
Los Angeles Terminal Assets
Loss Contingencies
Years to identify conditions after the date of purchase (years)		5 years
Los Angeles Logistics Assets
Loss Contingencies
Years to identify conditions after the date of purchase (years)		10 years
4610 Pipe Lines (No Natural Gas)
Loss Contingencies
Balance at December 31, 2016		$ 22	33	32
Proceeds from Insurance Settlement, Operating Activities			$ 18	$ 7
4610 Pipe Lines (No Natural Gas) | Fuel Spill Remediation Site Two
Loss Contingencies
Insurance Coverage Ceiling		25
Environmental Remediation Expense		73
Insured Event, Gain (Loss)		48
4610 Pipe Lines (No Natural Gas) | Pipelines
Loss Contingencies
Insurance Deductible		$ 1